NUVEEN SYMPHONY HIGH YIELD BOND FUND

SUPPLEMENT DATED MAY 14, 2018

TO THE PROSPECTUS DATED JANUARY 31, 2018

The liquidation of Nuveen Symphony High Yield Bond Fund is complete. Any references to Nuveen Symphony High Yield Bond Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SHYBP-0518P

NUVEEN SYMPHONY HIGH YIELD BOND FUND

SUPPLEMENT DATED MAY 14, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2018

The liquidation of Nuveen Symphony High Yield Bond Fund is complete. Any references to Nuveen Symphony High Yield Bond Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SHYBSAI-0518P